TAXES ON INCOME	6 Months Ended
Jun. 30, 2019
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 7:-	TAXES ON INCOME

In May 2019 the Company received a refund of withholding taxes on the Bayer milestones from the German tax authorities in the amount of EUR 645. The refund is presented as income tax benefit in the consolidated statements of comprehensive loss.